CONSOLIDATED STATEMENTS OF EQUITY - CAD ($) $ in Millions	Capital stock	Deficit	Accumulated other comprehensive loss	Equity attributable to non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2017	$ 132.4	$ 1,829.3	$ (41.8)	$ 0.6	$ 1,920.5
Net income		653.7			653.7
Other comprehensive income (loss)			(20.2)		(20.2)
Corporate reorganization	3,776.2	(3,776.2)
Reduction of paid-up capital	(2,588.1)				(2,588.1)
Dividends		(113.0)		(0.2)	(113.2)
Equity at end of period at Dec. 31, 2018	1,320.5	(1,406.2)	(62.0)	0.4	(147.3)
Net income		833.1		0.1	833.2
Other comprehensive income (loss)			13.3		13.3
Issuance of common shares	153.3				153.3
Reduction of paid-up capital	(465.0)				(465.0)
Dividends		(266.0)			(266.0)
Equity at end of period at Dec. 31, 2019	1,008.8	(839.1)	(48.7)	0.5	121.5
Net income		728.3		0.1	728.4
Other comprehensive income (loss)			(57.0)		(57.0)
Issuance of common shares	6.8				6.8
Dividends		(611.0)		(0.2)	(611.2)
Equity at end of period at Dec. 31, 2020	$ 1,015.6	$ (721.8)	$ (105.7)	$ 0.4	$ 188.5